Note 13 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (213,417)	$ (87,459)
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	(130,182)	(116,350)
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	(62,612)	39,832
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		9,055	72
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[3]	(9,581)	(3,507)
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other			247
Unrealized foreign exchange on 6.5% convertible bond [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(18,132)	(8,061)
Weather derivative [Member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(229)	7,796
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (1,736)	$ (7,488)

[1]	(i) Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 32,588,054 MWh, a weighted average price of $50.95/MWh and expiry dates up to December 31, 2029. Natural gas contracts with a total remaining volume of 95,484,292 GJs, a weighted average price of $2.50/GJ and expiry dates up to October 31, 2025. Renewable energy certificates ("RECs") with a total remaining volume of 3,700,688 MWh, a weighted average price of $40.86/REC and expiry dates up to December 31, 2028. Electricity generation capacity contracts with a total remaining volume of 2,439 MWCap, a weighted average price of $6,682.09/MWCap and expiry dates up to May 31, 2024. Ancillary contracts with a total remaining volume of 297,045 MWh, a weighted average price of $24.64/MWh and expiry dates up to December 31, 2020.
[2]	(ii) Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 13,204,320 MWh, an average price of $45.70/MWh and expiry dates up to December 31, 2024. Natural gas contracts with a total remaining volume of 117,195,060 GJs, an average price of $3.39/GJ and expiry dates up to December 31, 2025. Electricity generation capacity contracts with a total remaining volume of 21 MWCap, a weighted average price of $209,152.32/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 396,060 MWh, a weighted average price of $23.23/MWh and expiry dates up to December 31, 2020.
[3]	(iii) Weather derivatives consist of: HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. HDD natural gas swaps with price strikes to be set on futures index and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2022.